Note 19 - Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Tax Assets And Liabilties Abstract
Reconciliation Of Taxation At The Spanish Corporation Tax Rate To The Tax Expense Recorded For The Period
Reconciliation of Taxation at the Spanish Corporation Tax Rate to the Tax Expense Recorded for the Period (Millions of euros)
	2017		2016		2015
	Amount	Effective Tax %	Amount	Effective Tax %	Amount	Effective Tax %
Profit or (-) loss before tax	6,931		6,392		4,603
From continuing operations	6,931		6,392		4,603
Taxation at Spanish corporation tax rate 30%	2,079		1,918		1,381
Lower effective tax rate from foreign entities (*)	(307)		(298)		(221)
Mexico	(100)	27%	(105)	26%	(149)	25%
Chile	(29)	21%	(27)	17%	(28)	18%
Colombia	(3)	29%	22	36%	2	30%
Peru	(16)	27%	(18)	26%	(13)	28%
Turkey	(182)	21%	(176)	21%	-	-
Others	23		6		(33)
Revenues with lower tax rate (dividends)	(53)		(69)		(65)
Equity accounted earnings	(2)		(11)		(74)
Other effects	452		159		253
Current income tax	2,169		1,699		1,274
Continuing operations	2,169		1,699		1,274

(*) Calculated by applying the difference between the tax rate in force in Spain and the one applied to the Group’s earnings in each jurisdiction.

Effective Tax Rate Explanatory
Effective Tax Rate (Millions of euros)
	2017	2016	2015
Income from:
Consolidated Tax Group	(678)	(483)	(1,426)
Other Spanish Entities	29	52	107
Foreign Entities	7,580	6,823	5,922
Total	6,931	6,392	4,603
Income tax and other taxes	2,169	1,699	1,274
Effective Tax Rate	31.3%	26.6%	27.7%

Tax Recognized In Total Equity
Tax recognized in total equity (Millions of euros)
	2017	2016	2015
Charges to total equity
Debt securities and others	(355)	(533)	(593)
Equity instruments	(74)	(2)	113
Subtotal	(429)	(535)	(480)
Total	(429)	(535)	(480)

Table Of Tax Assets And Liabiltiies Explanatory
Tax assets and liabilities (Millions of euros)
	2017	2016	2015
Tax assets
Current tax assets	2,163	1,853	1,901
Deferred tax assets	14,725	16,391	15,878
Pensions	395	1,190	1,022
Financial Instruments	1,453	1,371	1,474
Other assets (investments in subsidiaries)	357	662	554
Impairment losses	1,005	1,390	1,346
Other	870	1,236	981
Secured tax assets (*)	9,433	9,431	9,536
Tax losses	1,212	1,111	965
Total	16,888	18,245	17,779
Tax Liabilities
Current tax liabilities	1,114	1,276	1,238
Deferred tax liabilities	2,184	3,392	3,415
Financial Instruments	1,427	1,794	1,907
Charge for income tax and other taxes	757	1,598	1,508
Total	3,298	4,668	4,653

(*) Laws guaranteeing the deferred tax assets have been approved in Spain and Portugal in 2013 and 2014.

Guaranteed Tax Assets And Liabilities
Deferred tax assets and liabilities (Millions of euros)
	2017		2016		2015
	Deferred Assets	Deferred Liabilities	Deferred Assets	Deferred Liabilities	Deferred Assets	Deferred Liabilities
Balance at the beginning	16,391	3,392	15,878	3,418	10,391	3,177
Pensions	(795)	-	168	-	120	-
Financials Instruments	82	(367)	(103)	(113)	554	(189)
Other assets	(305)	-	108	-	19	-
Impairment losses	(385)	-	44	-	305	-
Others	(366)	(841)	255	-	76	-
Guaranteed Tax assets	2	-	(105)	-	4,655	-
Tax Losses	101	-	146	-	(242)	-
Charge for income tax and other taxes	-	-	-	87	-	430
Balance at the end	14,725	2,184	16,391	3,392	15,878	3,418

Secured Tax Assets
Secured tax assets (Millions of euros)
	2017	2016	2015
Pensions	1,897	1,901	1,904
Impairment losses	7,536	7,530	7,632
Total	9,433	9,431	9,536